Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Details) - MXN ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Expenses by nature [abstract]
Personnel Expenses	$ 2,791,671		$ 2,268,607		$ 3,082,527		$ 2,085,846		$ 1,305,558
Depreciation and Amortization	773,526		628,175		905,043		667,236		436,087
Cash-in-Transit Services, Surveillance and Maintenance	492,480		401,465		571,631		446,146		331,885
Energy, Fuel, and Lubricants	387,400		300,823		421,231		336,842		277,619
Shared-based payment (1)	396,054	[1]	302,438	[1]	384,566	[2]	303,789	[2]	142,123	[2]
Other	338,135		285,541		414,060		267,835		370,070
Advertising	122,773		107,537		160,497		132,342		81,000
Other taxes and rights	123,499		97,281		163,303		100,993		53,662
Professional Services (2)	209,471	[3]	72,307	[3]	106,983	[4]	71,901	[4]	48,558	[4]
Total sales and administrative expenses	$ 5,635,009		$ 4,464,174		$ 6,209,841		$ 4,412,930		$ 3,046,562

[1]	The share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 375,280 and Ps. 178,157, respectively, in respect of options granted under the Plan. In addition, the share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 20,774 and Ps. 124,281, respectively, in respect of Exit Options. (See Note 17).
[2]	The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231 , respectively, in respect of Exit Options.
[3]	An amount of Ps. 93,075 in IPO services was incurred in the nine-month period ended on September 30, 2024, out of which Ps. 69,806 was recognized as an expense and Ps. 23,269 was capitalized as part of the net proceeds of the new shares.
[4]	An amount of Ps.37,910 in IPO related services was incurred during 2023 out of which Ps.28,432 was recognized as an expense and Ps.9,477 will be capitalized as part of the net proceeds of the new shares to be issued due to the IPO and as of December 31, 2023, were recognized as advanced payments.